Fair value of financial instrument - Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments From Using Reasonably Possible Alternative Assumptions (Detail) - Level 3 [member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	$ 3,584	$ 2,954
Positive fair value movement from using reasonably possible alternatives	117
Negative fair value movement from using reasonably possible alternatives	(115)
Level 3 fair value	(1,606)	(1,376)
Positive fair value movement from using reasonably possible alternatives	17
Negative fair value movement from using reasonably possible alternatives	(59)
Financial assets at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	3,584	2,954
Positive fair value movement from using reasonably possible alternatives	117	71
Negative fair value movement from using reasonably possible alternatives	(115)	(71)
U.S. state, municipal and agencies debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	44	58
Positive fair value movement from using reasonably possible alternatives	1	1
Negative fair value movement from using reasonably possible alternatives	(1)	(1)
Asset-backed securities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	2	2
Negative fair value movement from using reasonably possible alternatives		0
Corporate debt and other debt [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	30	21
Positive fair value movement from using reasonably possible alternatives	1
Negative fair value movement from using reasonably possible alternatives	(1)
Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	160	153
Positive fair value movement from using reasonably possible alternatives	18	15
Negative fair value movement from using reasonably possible alternatives	(16)	(13)
Equities [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,261	1,219
Positive fair value movement from using reasonably possible alternatives	15	13
Negative fair value movement from using reasonably possible alternatives	(15)	(14)
Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	335	294
Positive fair value movement from using reasonably possible alternatives	28	26
Negative fair value movement from using reasonably possible alternatives	(28)	(27)
Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	1,070	680
Positive fair value movement from using reasonably possible alternatives	49	9
Negative fair value movement from using reasonably possible alternatives	(49)	(12)
Classes of liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	602	423
Positive fair value movement from using reasonably possible alternatives	2	6
Negative fair value movement from using reasonably possible alternatives	(2)	(3)
Other assets [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	53	77
Mortgage backed securities [Member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	27	27
Positive fair value movement from using reasonably possible alternatives	3	1
Negative fair value movement from using reasonably possible alternatives	(3)	(1)
Deposits [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(139)	(156)
Positive fair value movement from using reasonably possible alternatives	4	4
Negative fair value movement from using reasonably possible alternatives	(4)	(4)
Derivatives [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,429)	(1,160)
Positive fair value movement from using reasonably possible alternatives	13	20
Negative fair value movement from using reasonably possible alternatives	(55)	(17)
Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(38)	(60)
Financial liabilities at fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Level 3 fair value	(1,606)	(1,376)
Positive fair value movement from using reasonably possible alternatives	17	24
Negative fair value movement from using reasonably possible alternatives	$ (59)	$ (21)